FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Fair Values of Financial Instruments
The estimated fair values of financial instruments not measured at fair value on either a recurring or nonrecurring basis in First Financial’s consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2013
Financial assets
Cash and short-term investments	$143,450	$143,450	$143,450	$0	$0
Investment securities held-to-maturity	837,272	824,985	0	824,985	0
Other investments	47,427	47,427	0	47,427	0
Loans held for sale	8,114	8,114	0	8,114	0
Loans, excluding covered loans	3,461,812	3,455,776	0	0	3,455,776
Covered loans	438,972	451,545	0	0	451,545
FDIC indemnification asset	45,091	34,820	0	0	34,820

Financial liabilities
Deposits
Noninterest-bearing	$1,147,452	$1,147,452	$0	$1,147,452	$0
Interest-bearing demand	1,125,723	1,125,723	0	1,125,723	0
Savings	1,612,005	1,612,005	0	1,612,005	0
Time	952,327	951,220	0	951,220	0
Total deposits	4,837,507	4,836,400	0	4,836,400	0
Short-term borrowings	748,749	748,749	748,749	0	0
Long-term debt	60,780	62,706	0	62,706	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2012
Financial assets
Cash and short-term investments	$158,843	$158,843	$158,843	$0	$0
Investment securities held-to-maturity	770,755	778,474	0	778,474	0
Other investments	71,492	71,492	0	71,492	0
Loans held for sale	16,256	16,256	0	16,256	0
Loans, excluding covered loans	3,131,287	3,145,120	0	0	3,145,120
Covered loans	702,926	713,797	0	0	713,797
FDIC indemnification asset	119,607	106,380	0	0	106,380

Financial liabilities
Deposits
Noninterest-bearing	$1,102,774	$1,102,774	$0	$1,102,774	$0
Interest-bearing demand	1,160,815	1,160,815	0	1,160,815	0
Savings	1,623,614	1,623,614	0	1,623,614	0
Time	1,068,637	1,072,201	0	1,072,201	0
Total deposits	4,955,840	4,959,404	0	4,959,404	0
Short-term borrowings	624,570	624,570	624,570	0	0
Long-term debt	75,202	78,941	0	78,941	0

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
December 31, 2013
Assets
Derivatives	$0	$13,477	$0	$(13,477)	$0
Available-for-sale investment securities	7,976	905,625	0	0	913,601
Total	$7,976	$919,102	$0	$(13,477)	$913,601

Liabilities
Derivatives	$0	$14,431	$0	$(13,477)	$954

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
December 31, 2012
Assets
Derivatives	$0	$24,135	$0	$(24,135)	$0
Available-for-sale investment securities	144	1,031,952	0	0	1,032,096
Total	$144	$1,056,087	$0	$(24,135)	$1,032,096

Liabilities
Derivatives	$0	$26,652	$0	$(24,135)	$2,517

(1)
Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis were as follows:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2013
Assets
Impaired loans (1)	$0	$0	$13,699
OREO	0	0	5,358
Covered OREO	0	0	8,937

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2012
Assets
Impaired loans (1)	$0	$0	$19,564
OREO	0	0	5,651
Covered OREO	0	0	14,059

(1) Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses.  Fair values are determined using actual market prices (Level 1), observable market data for similar assets and liabilities (Level 2), and independent third party valuations and borrower records, discounted as appropriate (Level 3).